OPERATING SEGMENT (Tables)	6 Months Ended
Jun. 28, 2019
Operating Segments [Abstract]
Disclosure of operating segments
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

Revenue by Geography	Six Months Ended
	28 June 2019	29 June 2018
	€ million	€ million
Iberia[1]	1,282	1,210
Germany	1,171	1,112
Great Britain	1,151	1,035
France[2]	967	874
Belgium/Luxembourg	493	482
Netherlands	295	281
Norway	218	212
Sweden	184	184
Iceland	41	45
Total revenue	5,802	5,435

[1] Iberia refers to Spain, Portugal & Andorra.
[2] France refers to continental France & Monaco.